Summary of Significant Accounting Polices (Details) - Schedule of reconciliation of the derivative liability for which level 3 inputs - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reconciliation of the Derivative Liability for Which Level 3 Inputs [Abstract]
Balance	$ 6,526,129
Fair value at issuance		$ 54,652	$ 29,703
Loss on conversion of debt and change in derivative liability	27,557,450	5,838,830	$ 19,359,866
Balance	$ 34,083,579	$ 6,526,129